Debt and Other Financing	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt and Other Financing
13.	Debt and Other Financing
The carrying value of the Company’s outstanding debt, inclusive of debt instruments reported at fair value, consisted of the following amounts:

	September 30, 2021	December 31, 2020
	(in thousands)
Current portion of long-term debt	$—	$16,798
Non-current portion of long-term debt	81,237	86,637

Total long-term debt	81,237	103,435
Unamortized debt issuance cost	(3,215)	(1,827)

Outstanding balance	$78,022	$101,608

		September 30,	December 31,
Name of Loan	Effective Interest Rate	2021	2020
		(in thousand)
Loans from related parties	4.00% - 6.00%	$81,237	$83,737
Small Business Administration Loan (Paycheck Protection Program)	1.86%	—	3,600
Line of credit	3.65%	—	16,098

Total		$81,237	$103,435

Bridge Notes and Related Transactions
On February 2, 2021, Legacy BlackSky amended its omnibus agreement dated June 27, 2018 (the “2021 Omnibus Amendment”). As a result of the amendment, Legacy BlackSky was permitted to enter into additional indebtedness by issuing new subordinated, unsecured convertible promissory notes, the Bridge Notes, between February 2, 2021 and June 30, 2021, for up to an aggregate principal amount of $60 million.

During the period from February 2, 2021 through February 3, 2021, Legacy BlackSky completed the closing of its initial tranche of the Bridge Notes from existing stockholders. The aggregate principal amount of the Bridge Notes issued in the initial tranche was $18.1 million. All investors participating in the initial tranche also received incentive equity equal to seven shares of class A common stock of Legacy BlackSky for each dollar invested. Certain investors participating in the initial tranche additionally received warrants exercisable for shares of Legacy BlackSky class A common stock in amounts ranging from 0.14% of Legacy BlackSky’s fully-diluted share capital for each dollar invested divided by $1.0 million to 3.5% of Legacy BlackSky’s fully-diluted share capital (Note 14). On February 18, 2021, the Company completed the closing of a second tranche of the Bridge Notes, raising an aggregate principal amount of $40.0 million from an existing stockholder and from new investors. Participants in the second tranche did not receive shares of Legacy BlackSky class A common stock or warrants to purchase Legacy BlackSky class A common stock.
Upon the closing of the two previously mentioned tranches, $1.9 million of Bridge Notes remained available to be offered to certain shareholders under terms similar to the initial tranche pursuant to a rights offering (“Rights Offering”). The Company subsequently completed the Rights Offering in June 2021 with a total of $0.5 million additional investment, resulting in final aggregate proceeds of $58.6 million in principal investments pursuant to the Bridge Notes. As the terms of the Rights Offering were substantially identical to those offered in the initial tranche of the Bridge Notes, participants received seven shares of the Legacy BlackSky’s class A common stock for each dollar invested, as well as warrants.
The Bridge Notes, in all three tranches, bore interest at a rate of 10% and had a maturity date of April 30, 2025. There were no covenants in the Bridge Notes that were tied to financial metrics. The Company made an irrevocable election to carry the Bridge Notes at fair value. The Company made an irrevocable election to carry the Bridge Notes at fair value.
In connection with the Merger, all of the Company’s issued and outstanding Bridge Notes were converted into Legacy BlackSky class A common stock at a conversion price of 80% of the deemed value of a single Legacy BlackSky class A common share and, immediately thereafter, those Legacy BlackSky class A common shares were exchanged for Osprey class A common shares based the class A common stock exchange ratio. As of September 30, 2021, the Company had no convertible Bridge Notes outstanding.
In connection with the 2021 Omnibus Amendment, the investors guaranteeing the Silicon

Valley Bank (“SVB”) line of credit further reaffirmed their guarantees and received a one-time
issuance of seven shares of Legacy BlackSky class A common stock for every dollar guaranteed. Additionally, Legacy BlackSky agreed to pay a fee to each of its senior secured lenders (“Consent Fees”). The Consent Fees were payable in either cash or shares of Legacy BlackSky’s class A common stock at the choice of the lender. The Consent Fees were considered variable share-settled liabilities and were recorded at fair value (Note 20). All of the Consent Fees were settled for cash at the closing of the Merger.
The following table summarizes the additional shares of Legacy BlackSky class A common stock and warrants to purchase Legacy BlackSky class A common stock issued as a result of the Bridge Notes.

	Legacy BlackSky Class A Common Stock (1)	Legacy BlackSky Class A Common Stock Warrants (1)
	(in thousands)
Issued to SVB guarantors	8,485	—
Issued in connection with the initial tranche of Bridge Notes	11,544	3,873
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering	314	51

Total	20,343	3,924

(1)	Issuance of class A common stock and class A common stock has been retroactively restated to give effect to the reverse recapitalization.

In connection with the Merger, all issued and outstanding Legacy BlackSky Bridge Notes and class A common stock warrants granted in accordance with the Bridge Notes were automatically exercised into Legacy BlackSky class A common stock and those shares were exchanged for Legacy Osprey common shares at the exchange rate applicable to the Company’s common stock.
In connection with the merger, the Company repaid $21.4 million in outstanding loans due to the settlement of the SVB line of credit of $16.1 million, the small business administration paycheck protection program loan of $3.5 million and $1.8 million in required payments on other loans, inclusive of accrued interest. As a result of these repayments, the Company recorded a loss on debt extinguishment of $12 thousand, which is recorded in other (expense)/income, net in the unaudited condensed consolidated statements of operations and comprehensive loss.
Loans from Related Parties
After the Merger, the Company’s primary debt (and its sole secured debt) consists of its amended and restated loan and security agreement dated October 31, 2019, as amended or modified from time to time, with Intelsat Jackson Holdings SA (“Intelsat”) and Seahawk SPV Investment LLC (“Seahawk”). Interest accrues on the amounts outstanding under this facility at a fixed rate of 4% until October 31, 2022, 9% from November 1, 2022 to October 31, 2023, and 10% from November 1, 2023 to the maturity date of October 31, 2024. During the 4% interest period, the amount of accrued interest is added, on a pro-rata
basis, to the outstanding principal amount of each lender’s advances on October 31, 2020, October 31, 2021, and October 31, 2022. Thereafter, interest is payable in cash semi-annually in arrears commencing on May 1, 2023. This facility is secured by substantially all of the Company’s assets, is guaranteed by the Company’s subsidiaries, and contains customary covenants and events of default. There are no covenants tied to financial metrics.
The Company also has debt in the form of unsecured notes owed to Legacy BlackSky’s founders for $10.0 million, which accrues interest at 6% per annum, are non-convertible
and mature upon a change of control or event of default.
Fair Value of Debt
The estimated fair value of all of the Company’s outstanding long-term debt, excluding the SVB line of credit that was outstanding as of December 31, 2020, was $78.5 million and $79.7 million as of September 30, 2021, and December 31, 2020, respectively, which is different than the historical costs of such long-term debt as reflected in the Company’s unaudited condensed consolidated balance sheets. As of December 31, 2020, the carrying value of the SVB line of credit of $16.1 million approximated its fair value. The fair value of the long-term debt was estimated using Level 3 inputs, based on interest rates available for debt with terms and maturities similar to the Company’s existing debt arrangements and credit rating.
Compliance with Debt Covenants
As of September 30, 2021, all debt instruments contain customary covenants and events of default. There are no covenants tied to financial metrics and the Company was in compliance with all non-financial
covenants as of September 30, 2021.

14.	Debt and Other Financing
The Company’s changes in debt issuance cost, debt discount, and outstanding balance are as follows:

	December 31,
	2020	2019
	(in thousands)
Current portion of long-term debt	$16,798	$42,098
Non-current portion of long-term debt	86,637	80,946

Total long-term debt	103,435	123,044
Unamortized debt issuance cost	(1,827)	(3,031)

Outstanding balance	$101,608	$120,013

Under the Company’s loan agreements, minimum required maturities are as follows:

(in thousands)
For the years ending December 31,
2021	16,798
2022	2,900
2023	—
2024	71,237
thereafter	12,500

Total outstanding	103,435

The ending balance of the Company’s outstanding debt as of December 31, 2020 and 2019, consist of the following:

		December 31,
Name of Loan	Effective Interest Rate	2020	2019
		(in thousands)
Loans from Related Parties	4.00% - 6.00%	$83,737	$80,946
Small Business Administration Loan (Paycheck Protection Program)	1.86%	3,600	—
Line of Credit	3.65%	16,098	16,098
Secured Loan		—	26,000

Total		$103,435	$123,044

Loans from Related Parties
Seahawk SPV Investment LLC
On October 19, 2017, the Company entered into a Loan and Security Agreement (as amended, restated, amended and restated, supplemented or otherwise modified prior to October 31, 2019, the “Seahawk LSA”) with Seahawk SPV Investment LLC (“Seahawk”), which provided for a delayed draw term loan of up to $50.0 million. In 2019, the Company amended the Seahawk LSA to waive the events of default on certain covenants. Pursuant to the Seahawk LSA, the Company raised $31.6 million, which consisted of $17.6 million from Seahawk and $14.0 million from several other investors, which met the terms of the line of credit described below. The interest rate on the term loan portion of the Seahawk LSA was the six-month
LIBOR rate plus 7%. In 2019, the Company amended the Seahawk LSA to permit conversion of the debt thereunder upon the Company’s and the “lenders” reasonable determination. Seahawk then rolled the principal amo
u
nt of $17.6 million and $0.8 million of interest under the Seahawk LSA into the Intelsat Facility (as defined below).
On October 31, 2019, the Company entered into the 2019 Omnibus Agreement. Under the 2019 Omnibus Agreement, other than the Seahawk LSA debt held by Seahawk, all debt under the Seahawk LSA converted into shares of Series C redeemable convertible preferred stock. As noted above, Seahawk’s LSA debt then rolled over into the Intelsat Facility (described below).
Intelsat
On October 31, 2019, the Company amended and restated the Seahawk LSA by entering into an Amended and Restated Loan and Security Agreement with Intelsat Jackson Holdings SA (“Intelsat”) and Seahawk (the “Intelsat Facility”), which provides for: (i) a new $50.0 million secured term loan provided by Intelsat, which was fully funded as of closing (i.e., October 31, 2019) of the Intelsat Facility; (ii) the folding of $18.4 million of Seahawk’s principal obligations under the Seahawk LSA into the Intelsat Facility; (iii) a debt basket for up to $25.0 million in borrowing under a commercial credit facility (such basket used partially by the existing SVB line of credit at this closing (described below)); (iv) additional amounts that may be funded at a later date, which, when taken together with the amounts in clauses (i)-(iii), shall not exceed $110.0 million; and (v) warrants to purchase common stock to Intelsat and Seahawk of 20.2 million and 13.5 million, respectively. Under the Intelsat Facility, interest accrues at a fixed rate of 4% from the closing date until October 31, 2022, 9% from November 1, 2022 to October 31, 2023, and 10% from November 1, 2023 to the maturity date of October 31, 2024. During the 4
% interest period, the amount of accrued interest shall be added, on a pro-rata basis, to the outstanding principal amount of each lender’s advances on October 31, 2020, October 31, 2021, and October 31, 2022. Thereafter, interest is payable in cash semi-annually in arrears commencing on May 1, 2023.
The Intelsat Facility is secured by substantially all of the Company’s assets and is guaranteed by the Company’s subsidiaries; such guarantee is secured by substantially all of the assets of the subsidiaries. The Intelsat Facility contains customary covenants and events of default. There are no covenants tied to financial metrics and the Company was in compliance with the Intelsat Facility as of December 31, 2020.
As of December 31, 2020, $71.2 million was outstanding under the Intelsat Facility, inclusive of the debt rolled into the facility from the Seahawk LSA. This amount is presented in the consolidated balance sheets net of unamortized debt issuance costs totaling $1.8 million. As of December 31, 2020, none of the outstanding balance was classified as short-term.
Jason Andrews and Marian Joh Notes
On November 13, 2018, the Company entered into promissory notes with Jason and Marian Joh Andrews (collectively, the “Andrews Notes”) for individual outstanding balances of $6.2 million each (a total of $12.5 million in the aggregate) in exchange for a repurchase of 11.5 million shares of common stock, which were not exchanged for Osprey shares at the time of the merger. Jason and Marian Joh Andrews are co-founders and former employees of BlackSky. The Company is required to pay
 $
25.0
thousand of interest
annually
, in the aggregate, on the Andrew Notes. The remainder of the accrued interest, computed at
6
% per annum, along with the principal amount is due upon a change in control or event of default, as defined in the Andrews Notes. The Andrews Notes have standard and customary events of default and are subordinated to the Silicon Valley Bank (“SVB”) line of credit described below and the Intelsat Facility. There are no
covenants tied to financial metrics and the Company was in compliance as of December
31
,
2020
. As of December
31
,
2020
, the principal balance of the Andrews Notes totaled $
12.5
 million. On April
28
,
2021
, with the agreement of our senior lenders, we paid $
0.8
 million towards the prin
c
ipal of the Andrews Notes and will pay $
1.8
 million towards the principal of the Andrews Notes upon the closing of Osprey merger.
As part of the October 2019 transactions set forth above, the Company also amended and restated its certificate of incorporation to: (i) delete certain common stock conversion and stock split provisions; (ii) authorize increased shares of common stock and Series C redeemable convertible preferred stock to accommodate the October transactions; (iii) delete the full ratchet anti-dilution adjustment for Series C redeemable convertible preferred stock; and (iv) delete certain redeemable convertible preferred stock protective provisions.
Small Business Administration Loan (Paycheck Protection Program)
In March 2020, the World Health Organization declared the novel strain of coronavirus
(“COVID-19”)
a global pandemic and recommended containment and mitigation measures worldwide. As a result of
COVID-19,
the Company faced risks to raising necessary capital, which significantly disrupted its business. To help mitigate those risks and support its ongoing operations, in April 2020, the Company received loan proceeds in the amount of $3.6 million under the Paycheck Protection Program (PPP) from the Small Business Administration.
The PPP loan proceeds and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the forgiveness period. Any unforgiven portion of the PPP loan would be primarily payable over two years, with certain amounts due over an incremental three years, at an interest rate of 1%, with a deferral of payments for the first six months.
The Company has not applied for loan forgiveness and plans to repay the PPP loan in full upon consummation of the merger. There are no covenants tied to financial metrics and the Company was in compliance with the PPP loan as of December 31, 2020.
Line of Credit
On June 27, 2018, the Company entered into an Amended and Restated Loan and Security Agreement (as further amended from time to time) with SVB, which provides for a term loan of $15.0 million and a revolving line of credit to borrow up to $17.0 million. The term loan was paid off on October 31, 2019. The Company entered into several amendments with SVB in April, September and October 2019, as well as March, June and December 2020. The interest rate on the revolving line of credit is the current prime rate and the line matures on June 30, 2021. As of December 31, 2020, the debt balance of $16.1 million is shown net of $28,600 of debt issuance costs, which is classified as short-term.
After amending the line of credit in October 2019, the line of credit is secured by certain pledged cash collateral accounts, guaranteed by the Company’s subsidiaries and guaranteed by certain of its investors. The line of credit contains customary covenants and events of default for a facility of such type. There are no covenants tied to financial metrics and the Company was in compliance with the SVB line of credit as of December 31, 2020.

Secured Loan
On October 31, 2019, the Company entered into a Loan and Security Agreement (as amended, restated, amended and restated, supplemented or otherwise modified, the “Bridge Agreement”) with Mitsui U.S.A. Under the Bridge Agreement, the Company received an amount of $26.0 million (“Bridge Loan”) to be used for the working capital needs of the Launch Division and general corporate purposes. In January 2020, the Company executed a stock purchase agreement for sale of 100% of BlackSky’s equity interests in the Launch Division. The 2020 SPA contemplated that the Bridge Loan be applied to and offset the 2020 SPA purchase price up to the value of the Bridge Loan. Interest on the Bridge Loan accrued at a fixed rate of 9% per annum, of which 6% was payable in cash semi-annually and in arrears commencing May 1, 2020, and 3% of which accrued and was due on the maturity date, unless the 2020 SPA closed, in which case it would be contractually forgiven. The Bridge Loan was secured by substantially all of the Company’s assets and guaranteed by the Company’s subsidiaries, and such guarantee was secured by substantially all of the assets of the subsidiaries. The Bridge Agreement contained customary covenants, customary events of default, and additional covenants placed upon the Launch Division related to the sale of such subsidiary. The Bridge Loan was extinguished with the sale of the Launch Division in the year ended December 31, 2020.
Fair Value of Debt
The estimated fair value of the long-term debt was $79.7 million and $63.9 million as of December 31, 2020 and 2019, respectively. The fair value of the long-term debt was estimated using Level 2 inputs, based on interest rates available for debt with terms and maturities similar to the Company’s existing debt arrangements and credit rating.